Deposits - Summary of Breakdown of Deposits (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of deposits [Line Items]
Current	R$ 307,832	R$ 273,339
Non-current	155,592	129,599
Total	463,424	402,938	R$ 329,414
Interest-bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	235,248	204,363
Non-current	155,592	129,599
Total	390,840	333,962
Time deposits [Member]
Disclosure of deposits [Line Items]
Current	95,914	82,718
Non-current	155,386	129,082
Total	251,300	211,800
Interbank [member]
Disclosure of deposits [Line Items]
Current	2,469	1,665
Non-current	206	517
Total	2,675	2,182
Savings accounts [member]
Disclosure of deposits [Line Items]
Current	136,865	119,980
Total	136,865	119,980
Non-interest bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	72,584	68,976
Total	72,584	68,976
Demand deposits [Member]
Disclosure of deposits [Line Items]
Current	72,581	68,973
Total	72,581	68,973
Other [Member]
Disclosure of deposits [Line Items]
Current	3	3
Total	R$ 3	R$ 3